S000003461 [Member] N-1A Cover	Jun. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	SIT MUTUAL FUNDS INC
Entity Central Index Key	0000877880
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Prospectus Date	Nov. 01, 2025